Return Stacked U.S. Stocks & Futures Yield ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 75.2%	Shares	Value
iShares Core S&P 500 ETF(a)	112,312	$81,097,126

TOTAL EXCHANGE TRADED FUNDS (Cost $62,079,368)		81,097,126

SHORT-TERM INVESTMENTS - 15.4%
Money Market Funds - 15.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	16,637,722	16,637,722

TOTAL SHORT-TERM INVESTMENTS (Cost $16,637,722)		16,637,722

TOTAL INVESTMENTS - 90.6% (Cost $78,717,090)		$97,734,848
Other Assets in Excess of Liabilities - 9.4%		10,087,390
TOTAL NET ASSETS - 100.0%		$107,822,238

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

Return Stacked U.S. Stocks & Futures Yield ETF

Consolidated Schedule of Futures Contracts

April 30, 2026 (Unaudited)

The Return Stacked U.S. Stocks & Futures Yield ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of April 30, 2026:

FUTURES CONTRACTS - 2.7%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	531	06/15/2026	$38,192,175	$371,629
Brent Crude Oil(a)	35	05/29/2026	3,864,000	293,675
British Pound/U.S. Dollar Cross Currency Rate	558	06/15/2026	47,433,488	597,368
E-Mini Nasdaq 100	13	06/18/2026	7,174,960	40,991
E-Mini S&P 500 Index	50	06/18/2026	18,109,375	703,920
Euro/U.S. Dollar Cross Currency Rate	5	06/15/2026	735,000	(146)
Long Gilt	71	06/26/2026	8,354,019	(142,049)
Low Sulfur Gas Oil(a)	24	06/11/2026	2,958,600	405,294
NY Harbor Ultra-Low Sulfur Diesel(a)	18	05/29/2026	3,085,160	442,523
RBOB Gasoline(a)	49	05/29/2026	7,439,670	1,074,077
Silver(a)	2	07/29/2026	740,280	19,123
U.S. Treasury 10 Year Note	309	06/18/2026	34,173,469	(189,429)
U.S. Treasury 5 Year Note	462	06/30/2026	49,820,203	(214,138)
U.S. Treasury Long Bond	138	06/18/2026	15,572,438	(147,344)
WTI Crude Oil(a)	28	05/19/2026	2,941,960	370,426
				$3,625,920

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(263)	06/16/2026	$(19,396,250)	$(151,737)
Copper(a)	(53)	07/29/2026	(7,924,163)	194,453
DAX Index	(2)	06/19/2026	(1,430,356)	(428)
Euro Stoxx 50	(78)	06/19/2026	(5,343,468)	(191,790)
FTSE 100 Index	(88)	06/19/2026	(12,410,425)	117,275
German 10 Year Government Bond	(2)	06/08/2026	(294,107)	36
Gold(a)	(12)	06/26/2026	(5,555,520)	48,208
Japanese Yen/U.S. Dollar Cross Currency Rate	(268)	06/15/2026	(21,493,600)	(384,161)
Natural Gas(a)	(75)	05/27/2026	(2,075,250)	(38,589)
Nikkei 225	(1)	06/11/2026	(299,250)	(3,466)
S&P/TSX 60 Index	(41)	06/18/2026	(11,953,890)	(316,025)
				(726,224)

Net Unrealized Appreciation (Depreciation)				$2,899,696

Percentages are stated as a percent of net assets.

(a)	All or a portion of the investment is a holding of the Return Stacked RSSY Cayman Subsidiary.